Summary of Significant Accounting Principles - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities			$ 28,347	$ 30,795	$ 92,817
Net cash provided by (used in) investing activities			$ (55,571)	(8,260)	$ 25,058
Non-Cash Security Proceeds Reclassification | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net cash provided by operating activities	$ 9,300	$ 4,800		3,400
Net cash provided by (used in) investing activities	$ 9,300	$ 4,800		$ 3,400